Income Taxes - Summary of Income Tax Expense Benefit (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Current expense
State	$ 14	$ 0
Federal	1,044	0
Subtotal	1,058	0
Deferred Income Tax Expense (Benefit), Continuing Operations [Abstract]
State	(18)	0
Federal	(233)	0
Subtotal	(251)	0
Total	$ 807	$ 0